Intellectual Property (Details) - Schedule of Fair Value of the Intangible Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Fair Value of the Intangible Assets [Line Items]
Intangible assets	$ 487,700	$ 487,700		$ 487,700
Less: accumulated amortization	(279,926)	(231,156)		(133,616)
Total intangible assets, net	207,774	256,544	[1]	354,084
Tradename - Trademarks [Member]
Schedule of Fair Value of the Intangible Assets [Line Items]
Intangible assets	87,700	87,700		87,700
Intellectual Property / Licenses [Member]
Schedule of Fair Value of the Intangible Assets [Line Items]
Intangible assets		363,000		363,000
Customer Base [Member]
Schedule of Fair Value of the Intangible Assets [Line Items]
Intangible assets	$ 37,000	$ 37,000		$ 37,000

[1]	Derived from audited information